SHARE-BASED COMPENSATION - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding, beginning (in shares)	24,779,432	28,087,236	28,589,782
Granted (in shares)		500,000	333,334
Exercised (in shares)	(10,150,336)	(3,614,464)	(816,880)
Forfeited (in shares)		(193,340)	(19,000)
Outstanding, ending (in shares)	14,629,096	24,779,432	28,087,236
Intrinsic value of options exercised	¥ 266,863	¥ 77,917	¥ 5,535
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.3	¥ 5.1	¥ 5.2
Granted (in RMB per share)		5.0	5.2
Exercised (in RMB per share)	5.6	5.2	5.3
Forfeited (in RMB per share)		5.0	5.3
Outstanding, ending (in RMB per share)	5.4	5.3	5.1
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	2.2	3.2	3.2
Granted (in RMB per share)		31.2	10.6
Exercised (in RMB per share)	3.5	4.5	1.9
Forfeited (in RMB per share)		6.2	1.9
Outstanding, ending (in RMB per share)	¥ 1.7	¥ 2.2	¥ 3.2
Options vested and expect to vest
Number of options	14,629,096
Weighted average exercise price (in RMB per share)	¥ 5.4
Weighted average grant-date fair value per option (in RMB per share)	¥ 1.7
Stock options outstanding and stock options exercisable
Number of shares	14,629,096
Weighted average remaining contractual life (years)	1 year
Weighted average exercise price (in RMB per share)	¥ 5.4
Other disclosures
Aggregate intrinsic value of options outstanding and exercisable	¥ 578,481
Employee
Other disclosures
Unvested options (in shares)	0	0
Nonemployee
Other disclosures
Unvested options (in shares)	0	0